Cost of sales	9 Months Ended
Sep. 30, 2026
Cost of sales
Cost of sales

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

6.Cost of sales

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Power generation	129.6	89.3	335.0	254.7
Depreciation	47.9	45.1	146.9	139.8
Amortization	4.8	6.4	14.4	15.2
Tower repairs and maintenance	16.0	13.5	44.2	35.8
Staff costs	7.5	6.5	22.7	19.1
Regulatory fees	6.2	6.2	20.0	20.0
Security services	6.3	5.6	17.5	15.6
Travel costs	2.3	2.1	6.2	4.8
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.1	1.6	5.9	3.4
Insurance	0.7	0.8	2.0	2.3
Short-term rental	1.2	1.2	3.6	4.1
Vehicle maintenance and repairs	0.5	0.5	1.4	1.5
Professional fees	0.3	0.5	1.1	1.0
Other	5.0	2.9	14.5	9.8
	230.4	182.2	635.4	527.1

(a)	The results for the three and nine month periods ended September 30, 2025 have been re-presented to reflect the results of the Latam segment as a discontinued operation. See note 21.1 for more information.